Financial instruments (Details 10) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Financial assets at amortised cost
Interest income on bank deposits	₨ 56,134	₨ 32,094	₨ 26,025
Interest income from other financial assets	26,700	161,826	20,289
Impairment loss of trade receivables	(755,495)	(479,747)	(536,290)
Financial assets at fair value through profit or loss
Net change in fair value of derivative financial instruments gain/(loss)	8,079	380	1,247
Financial liabilities at amortised cost
Interest expenses on lease obligations	(180,026)	(171,824)	(14,747)
Interest expenses on borrowings from banks, others and overdrafts	₨ (714,121)	₨ (764,398)	₨ (617,087)